Impairments (Tables)	12 Months Ended
Dec. 31, 2018
Asset Impairment Charges [Abstract]
Schedule of Impairment Expense
The following summarizes impairments of long-lived assets and the related post-impairment fair values by segment at December 31:

	2018		2017		2016
millions	Impairment	Fair Value (1)	Impairment	Fair Value (1)	Impairment	Fair Value (1)
Exploration and Production
U.S. onshore properties	$397	$172	$2	$3	$28	$617
Gulf of Mexico properties	27	—	227	216	27	61
Cost-method investment	—	—	—	—	59	—
WES Midstream	231	30	178	58	18	3
Other	145	15	1	—	95	29
Total impairments	$800	$217	$408	$277	$227	$710

(1)
Measured as of the impairment date using the income approach and Level 3 inputs. The primary assumptions used to estimate undiscounted future net cash flows include anticipated future production, commodity prices, and capital and operating costs.